PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 3,000	$ 3,000	$ 2,600
Real Estate [Domain]
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment		355
Valuation Changes of Revalued PPE		$ 246
Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 156